SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue recognition on the remaining performance obligations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 817,501	¥ 5,620,728	¥ 5,543,350	¥ 3,237,991
PRC
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		5,620,728
Investor | PRC
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		1,625,461
Post-origination Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue on the remaining performance obligations	99,800				¥ 685,900
Post-origination Service | PRC
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		290,728
Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		1,625,461
Revenue on the remaining performance obligations	$ 123,700				¥ 850,400
Account management service | PRC
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		¥ 1,625,461
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Post-origination Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized	53.00%				53.00%
Revenue on the remaining performance obligation, Period	12 months				12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized	91.00%				91.00%
Revenue on the remaining performance obligation, Period	12 months				12 months